Statutory Financial Information and Dividend Limitations (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ (1,390,000,000)	$ 125,000,000	$ 363,000,000
Statutory capital and surplus	2,600,000,000	3,930,000,000
Dividends paid	1,990,000,000
Maximum amount of dividends ALIC able to pay without prior IL DOI approval	669,000,000
Deficit position used to determine payment of dividends	$ 583,000,000
Multiplier of authorized control level RBC to determine action level RBC	2
Statutory accounting practices, statutory capital and surplus, adjusted balance	$ 2,920,000,000
Authorized control level RBC	193,000,000
Subsidiaries
Statutory Accounting Practices [Line Items]
Proceeds from dividends	$ 0	$ 0